Note 14 - Income Tax (Detail) - Summary of Income Tax Expense From Continuing Operations In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AFN	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AFN	Dec. 31, 2010 USD ($)	Dec. 31, 2010 AFN
Current	$ 1,002		$ 1,155		$ 1,330
Deferred	101		(92)		(5)
Income tax expense	$ 1,103	1,103	$ 1,063	1,063	$ 1,325	1,325